Financial Instruments - Summary of Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurement of Contingent Consideration (Detail) - Level 3 [member] - TRY (₺)
₺ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of contingent consideration [line items]
Increase in fair value of change in discount rate by 100 bps	₺ (13,582)
Decrease in fair value of change in discount rate by 100 bps	14,250
Increase in fair value of change in expected settlement date changes by 1 year	(31,047)
Decrease in fair value of change in expected settlement date changes by 1 year	33,896
Contingent consideration	₺ 358,304	₺ 323,691
Fair value measurement of contingent consideration percentage	9.50%	4.80%
Relationship of unobservable inputs to fair value	A change in the discount rate by 100 bps would increase/decrease FV by TL (13,582) and TL 14,250 respectively, If expected settlement date changes by 1 year FV would increase/decrease by TL (31,047) and TL 33,896 respectively,